SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

12.SHARE-BASED COMPENSATION

In February 2007, the Group adopted the 2007 Global Share Plan which allows the Group to offer incentive awards to employees, officers, directors and consultants or advisors (the “Participants”). Under the 2007 Global Share Plan, the Group may issue incentive awards to the Participants to purchase not more than 10,000,000 ordinary shares. In June 2007, the Group adopted the 2008  Global Share Plan which allows the Group to offer incentive awards to Participants. Under the 2008  Global Share Plan, the Group may issue incentive awards to purchase up to 3,000,000 ordinary shares. In October 2008, the Group increased the maximum number of incentive awards available under the 2008  Global Share Plan to 7,000,000. In September 2009, the Group adopted the 2009 Share Incentive Plan which allows the Group to offer incentive awards to Participants. Under the 2009 Share Incentive Plan, the Group may issue incentive awards to purchase up to 3,000,000 ordinary shares. In July 2010, the Group increased the maximum number of incentive awards available under the 2009 Share Incentive Plan to 15,000,000. The 2007 and 2008  Global Share Plans and 2009 Share Incentive Plan (collectively, the “Incentive Award Plans”) contain the same terms and conditions. The incentive awards granted under the Incentive Award Plans typically have a maximum life of ten years and vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years. As of December 31, 2014, the Group had granted 24,456,389 options and 5,613,738 nonvested restricted stocks.

Share options

In July 2012, the Group granted 1,475,366 options to executive officers that will vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years and will become exercisable if the Group satisfies certain performance conditions for the three-year period ending December 31, 2014. The number of underlying shares that may become exercisable will range from 0% to 200% depending upon whether the performance conditions are achieved and, if achieved, to what level. The Group recognizes compensation expenses for the awards with performance conditions based upon the Group’s judgment of likely future performance and may be adjusted in future periods depending on actual performance. As of December 31, 2014, the Group has adjusted the number of options granted to 869,232 based on the actual performance.

The weighted-average grant date fair value for options granted during the years ended December 31, 2012 and 2014 was RMB8.52 (US$1.35) and RMB15.79 (US$2.57), respectively, computed using the binomial option pricing model. The binomial model requires the input of subjective assumptions including the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. The Group uses historical data to estimate forfeiture rate. Expected volatilities are based on the average volatility of the Group and comparable companies. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The fair value of stock options was estimated using the following significant assumptions:

	2012	2014
Suboptimal exercise factor	7.45 to 7.66	4.40
Risk-free interest rate	0.81 to 1.19%	1.89 to 1.99%
Volatility	51.35 to 51.89%	47.22 to 47.75%
Dividend yield	—	—
Life of option	6 years	6 years

The following table summarized the Group’s share option activity under the option plans:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	Years	US$’000
Share options outstanding at January 1, 2014	6,825,784	2.12
Granted	319,480	5.48
Adjustment based on actual performance	(606,134)	2.75
Forfeited	(26,128)	6.23
Exercised	(1,591,004)	2.14
Share options outstanding at December 31, 2014	4,921,998	2.23	4.01	21,344
Share options vested or expected to vest at December 31, 2014	4,842,378	2.20	4.04	21,153
Share options exercisable at December 31, 2014	3,827,558	1.90	4.03	17,873

As of December 31, 2014, there was RMB 10,515 in total unrecognized compensation expense related to unvested share-based compensation arrangements, which is expected to be recognized over a weighted-average period of 2.11 years.

During the years ended December 31, 2012, 2013 and 2014, 1,889,872, 2,802,488 and 1,591,004 options were exercised having an aggregate intrinsic value of RMB32,562, RMB74,321 and RMB42,740, respectively.

Nonvested restricted stocks

The fair value of nonvested restricted stock with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

In July 2012, the Group granted 1,059,977 nonvested restricted stocks to executive officers which will become exercisable if the Group satisfies certain performance conditions for the three-year period ending December 31, 2014, and 213,209 nonvested restricted stocks to executive officers which will become exercisable if the Group satisfies certain market condition for the three-year period ending December 31, 2014. These awards vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years.  The number of underlying shares that may become exercisable will range from 0% to 200% depending upon whether the performance conditions and market condition are achieved and, if achieved, to what level. The Group recognizes compensation expense for the awards with performance conditions based upon the Group’s judgment of likely future performance and may be adjusted in future periods depending on actual performance. The Group estimated the grant date fair value of the awards with market conditions using a Monte Carlo simulation. Compensation expenses for the awards with market conditions are recognized during the requisite service period, even if the market condition is never satisfied. The significant assumptions of the Monte Carlo simulation are the following:

2012
Expected dividends	—
Risk-free interest rate	0.29%
Expected volatility	48.41%

As of December 31, 2014, the Group adjusted the number of nonvested restricted stocks granted to executive officers to 1,557,408 based on the three year performance.

The following table summarized the Group’s nonvested restricted stock activity in 2014.

	Number of restricted stocks	Weighted average grant date fair value
		US$
Nonvested restricted stocks outstanding at January 1, 2014	3,637,956	3.33
Granted	1,167,100	6.11
Adjustment based on actual performance	284,222	2.75
Forfeited	(298,818)	5.11
Vested	(1,553,220)	3.04
Nonvested restricted stocks outstanding at December 31, 2014	3,237,240	4.25

As of December 31, 2014, there was RMB61,063 in unrecognized compensation costs, net of estimated forfeitures, related to unvested restricted stocks, which is expected to be recognized over a weighted-average period of 2.67 years.

The total fair value of nonvested restricted stocks vested in 2013 and 2014 was RMB 7,089 and RMB59,475.